UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brahman Capital Corp.
Address: 655 Third Avenue
         11th Floor
         New York, NY  10017

13F File Number:  28-05444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Grossman
Title:     General Counsel
Phone:     (212) 681-9797

Signature, Place, and Date of Signing:

     /s/ Richard Grossman     New York, NY     November 16, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $1,271,410 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AON CORP                       COM              037389103    50252  1235000 SH       SOLE                  1235000        0        0
APOLLO GROUP INC               CL A             037604105    14734   200000 SH  PUT  SOLE                   200000        0        0
ARCH CAP GROUP LTD             ORD              G0450A105    11212   166000 SH       SOLE                   166000        0        0
BOSTON SCIENTIFIC CORP         COM              101137107    40209  3796900 SH       SOLE                  3796900        0        0
FIRST AMERN CORP CALIF         COM              318522307    39825  1230300 SH       SOLE                  1230300        0        0
FIRST SOLAR INC                COM              336433107    15286   100000 SH  PUT  SOLE                   100000        0        0
HEWLETT PACKARD CO             COM              428236103    89887  1903977 SH       SOLE                  1903977        0        0
JPMORGAN CHASE & CO            COM              46625H100    24101   550000 SH       SOLE                   550000        0        0
LIBERTY ACQUISITION HLDGS CO   *W EXP 12/12/201 53015Y115     1528  2545850 SH       SOLE                  2545850        0        0
LOCKHEED MARTIN CORP           COM              539830109    39040   500000 SH  CALL SOLE                   500000        0        0
LOCKHEED MARTIN CORP           COM              539830109    57607   737800 SH       SOLE                   737800        0        0
MDS INC                        COM              55269P302    42998  5250000 SH       SOLE                  5250000        0        0
METAVANTE TECHNOLOGIES INC     COM              591407101    17195   498700 SH       SOLE                   498700        0        0
MGIC INVT CORP WIS             COM              552848103    16175  2182855 SH       SOLE                  2182855        0        0
MICRON TECHNOLOGY INC          COM              595112103     8200  1000000 SH  CALL SOLE                  1000000        0        0
MICROSOFT CORP                 COM              594918104    19350   750000 SH       SOLE                   750000        0        0
NAVIOS MARITIME HOLDINGS INC   COM              Y62196103     5859  1193334 SH       SOLE                  1193334        0        0
NET 1 UEPS TECHNOLOGIES INC    COM NEW          64107N206    10389   495642 SH       SOLE                   495642        0        0
PFIZER INC                     COM              717081103    10112   611000 SH       SOLE                   611000        0        0
POPULAR INC                    COM              733174106    10281  3632900 SH       SOLE                  3632900        0        0
PRECISION CASTPARTS CORP       COM              740189105    23593   231600 SH       SOLE                   231600        0        0
QUALCOMM INC                   COM              747525103    15743   350000 SH  CALL SOLE                   350000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    73149   740000 SH  CALL SOLE                   740000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    22736   230000 SH       SOLE                   230000        0        0
SPDR TR                        UNIT SER 1       78462F103   369565  3500000 SH  PUT  SOLE                  3500000        0        0
TICKETMASTER ENTMT INC         COM              88633P302    24843  2125174 SH       SOLE                  2125174        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911X104    35294  1257800 SH       SOLE                  1257800        0        0
WEIGHT WATCHERS INTL INC NEW   COM              948626106     7376   268804 SH       SOLE                   268804        0        0
WELLCARE HEALTH PLANS INC      COM              94946T106    48275  1958416 SH       SOLE                  1958416        0        0
WYETH                          COM              983024100    61697  1270000 SH       SOLE                  1270000        0        0
XL CAP LTD                     CL A             G98255105    27120  1553289 SH       SOLE                  1553289        0        0
YAHOO INC                      COM              984332106     8905   500000 SH  CALL SOLE                   500000        0        0
YAHOO INC                      COM              984332106    28874  1621200 SH       SOLE                  1621200        0        0